Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS MUNICIPAL SERIES TRUST
Central Index Key	0000751656
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Jul. 29, 2016
MFS® Alabama Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFALX
MFS® Alabama Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBABX
MFS® Alabama Municipal Bond Fund | I
Prospectus:
Trading Symbol	MLALX
MFS® Arkansas Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFARX
MFS® Arkansas Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBARX
MFS® Arkansas Municipal Bond Fund | I
Prospectus:
Trading Symbol	MARLX
MFS® California Municipal Bond Fund | A
Prospectus:
Trading Symbol	MCFTX
MFS® California Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBCAX
MFS® California Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCCAX
MFS® California Municipal Bond Fund | I
Prospectus:
Trading Symbol	MCAVX
MFS® Georgia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MMGAX
MFS® Georgia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBGAX
MFS® Georgia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MGATX
MFS® Maryland Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSMX
MFS® Maryland Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMDX
MFS® Maryland Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMDIX
MFS® Massachusetts Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSSX
MFS® Massachusetts Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMAX
MFS® Massachusetts Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTALX
MFS® Mississippi Municipal Bond Fund | A
Prospectus:
Trading Symbol	MISSX
MFS® Mississippi Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBMSX
MFS® Mississippi Municipal Bond Fund | I
Prospectus:
Trading Symbol	MMSTX
MFS® Municipal Income Fund | A
Prospectus:
Trading Symbol	MFIAX
MFS® Municipal Income Fund | B
Prospectus:
Trading Symbol	MMIBX
MFS® Municipal Income Fund | C
Prospectus:
Trading Symbol	MMICX
MFS® Municipal Income Fund | A1
Prospectus:
Trading Symbol	MMIDX
MFS® Municipal Income Fund | B1
Prospectus:
Trading Symbol	MMIGX
MFS® Municipal Income Fund | I
Prospectus:
Trading Symbol	MIMIX
MFS® New York Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNYX
MFS® New York Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNYX
MFS® New York Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNYX
MFS® New York Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNYLX
MFS® North Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSNCX
MFS® North Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBNCX
MFS® North Carolina Municipal Bond Fund | C
Prospectus:
Trading Symbol	MCNCX
MFS® North Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MNCLX
MFS® Pennsylvania Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFPAX
MFS® Pennsylvania Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBPAX
MFS® Pennsylvania Municipal Bond Fund | I
Prospectus:
Trading Symbol	MPALX
MFS® South Carolina Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFSCX
MFS® South Carolina Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBSCX
MFS® South Carolina Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTSCX
MFS® Tennessee Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSTNX
MFS® Tennessee Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBTNX
MFS® Tennessee Municipal Bond Fund | I
Prospectus:
Trading Symbol	MTNLX
MFS® Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MSVAX
MFS® Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBVAX
MFS® Virginia Municipal Bond Fund | C
Prospectus:
Trading Symbol	MVACX
MFS® Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MIVAX
MFS® West Virginia Municipal Bond Fund | A
Prospectus:
Trading Symbol	MFWVX
MFS® West Virginia Municipal Bond Fund | B
Prospectus:
Trading Symbol	MBWVX
MFS® West Virginia Municipal Bond Fund | I
Prospectus:
Trading Symbol	MWVIX